Global Resources Fund (First Prospectus Summary) | Global Resources Fund
Global Resources Fund
Investment Objective
The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Resources Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Resources Fund
Management fee	1.04%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.43%
Total annual fund operating expenses	1.72%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Resources Fund	185	552	943	2,040

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Resources Fund	175	542	933	2,030

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 232% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initialfinancing of the company. The holder of a warrant has the right, until thewarrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the
Adviser will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC
  (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 35.85% in the fourth quarter of 2003. Worst quarter shown in bar chart above: (45.81)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Global Resources Fund	Global Resources Fund Return Before Taxes	(18.69%)	0.01%	18.75%
Global Resources Fund After Taxes on Distributions	Return After Taxes on Distributions	(19.53%)	(1.78%)	16.54%
Global Resources Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.01%)	(0.62%)	16.07%
Global Resources Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Global Resources Fund Morgan Stanley Commodity Related Equity Index	Morgan Stanley Commodity Related Equity Index (reflects no deduction for fees, expenses or taxes)	(10.50%)	8.24%	14.80%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.